Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

Note 18 – Related party transactions

a)	Related parties

Name of related parties	Relationship with the Company
Dong Hu	Chief executive officer (CEO) of the Company
Hong Kong Dewang Limited	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd.	Controlled by Dong Hu
Top Max Limited	Controlled by Dong Hu
Shubo Qian	Brother-in-law of Dong Hu
Jun Hu	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd.	Controlled by Dong Hu

b)	Long-term loans from related party

During the year ended December 31, 2020, the Company obtained loans in the amount of $6,481,700 from Hong Kong Dewang Limited with interest rate of 4.7500% per annum. As of December 31, 2020, the Company has fully repaid the loan related to Hong Kong Dewang Limited. The interest associated with this loan for the amount of approximately $678,000, was included in the consolidated statement of operations and comprehensive income (loss).

During the year ended December 31, 2019, the Company obtained loans in the amount of $17,632,000 from Hong Kong Dewang Limited with interest rate of 4.7500% per annum. The maturity dates of the loans existing as of December 31, 2019 ranged from June 5, 2022 to September 30, 2022. The principal and interests shall be repaid in full on the maturity date.

c)	Operating leases with related parties:

The Company leases office space from Zhejiang Wansi Computer Manufacturing Company Limited under non-cancellable operating lease agreements with lease terms ranging from two to three years. Lease expense from related party for the years ended December 31, 2021, 2020 and 2019 amounted to $31,647, $29,582 and $29,545, respectively.

The Company leases office space from Hangzhou Yiquansheng Communication Technology Co., Ltd. under non-cancellable operating lease agreements with lease terms of 31 months. Lease expense from related party for the years ended December 31, 2021, 2020 and 2019 amounted to $378,652, nil and nil, respectively.

d)	Due to related party

The balance of due to related party represents advances the Company obtained from a related party. The balances owed to the related party are unsecured, non-interest bearing and payable on demand. As of December 31, 2021 and 2020, due to related party consisted of the followings:

	As of	As of
	December 31,	December 31,
	2021	2020
Zhejiang Wansi Computer Manufacturing Company Limited	$-	$5,652,833

For the year ended December 31, 2020, the Company borrowed approximately $1.8 million from and repaid approximately $2.8 million to Zhejiang Wansi Computer Manufacturing Company Limited, respectively. As of December 31, 2021, the borrowings have been fully repaid by the Company.

e)	Interest free loans from related parties

During the year ended December 31, 2020, the Company borrowed $749,949 from Dong Hu and fully repaid the loan in the same period. The loan is unsecured, non-interest bearing and payable on demand.

During the year ended December 31, 2019, the Company borrowed $1,050,000 from Shubo Qian, a related party and fully repaid the loan in the same period. The loan is unsecured, non-interest bearing and payable on demand.

During the year ended December 31, 2019, the Company borrowed RMB14,500,000 (approximately $2,081,000) from Jun Hu, a related party and fully repaid the loan in the same period. The loan is unsecured, non-interest bearing and payable on demand.

f)	Disposal of a subsidiary to a related party

In December 2020, the Company disposed Hangzhou Yiquansheng to an affiliate controlled by Mr. Dong Hu, CEO of the Company, for RMB500,000. The gain on disposal of Hangzhou Yiquansheng is accounted for as a capital contribution from Dong Hu, CEO as a result of this transaction between entities under common control of Dong Hu. The disposal of Hangzhou Yiquansheng does not constitute a strategic shift of the Company’s operation.

During the year ended December 31, 2020, Hangzhou Yiquansheng borrowed approximately $562,000 from the affiliate controlled by Mr. Dong Hu. The liability was extinguished in connection with the disposal of Hangzhou Yiquansheng, related gain on extinguishment is included in the gain on disposal, accounted for as a capital contribution.